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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [_]; Amendment Number: ________
         This Amendment (Check only one.): [_] is a restatement.
                                           [_] adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:    Trent Capital Management, Inc.
         ------------------------------
Address: 3150 North Elm Street
         ------------------------------
         Suite 204
         ------------------------------
         Greensboro, NC 27408
         ------------------------------

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that al required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:.   David Labiak
         ------------------------------
Title:   Chief Financial Officer
         ------------------------------
Phone:   (336) 282-9302
         ------------------------------

Signature, Place, and Date of Signing:


    /s/  David Labiak         Greensboro, North Carolina         May 12, 2004
    -----------------         --------------------------         ------------
       [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          None
                                        ---------------

Form 13F Information Table Entry Total:      42
                                        ---------------

Form 13F Information Table Value Total:     81,189
                                        ---------------
                                          (thousands)

List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. None

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
                                                                                  Voting Authority
                     Title of           Value in         SH/ Investment  Other   -------------------
   Name of Issuer     Class     CUSIP   (x$1000) Shares  PRN Discretion Managers  Sole   Shared None
   --------------    -------- --------- -------- ------- --- ---------- -------- ------- ------ ----
Abbott Labs            COM    002824100    203     3,915 SH     Sole               3,915
Alliance Capital       COM    01855A101  1,933    42,291 SH     Sole              42,291
Alpha Industries       COM    020753109    248    12,820 SH     Sole              12,820
American Express       COM    025816109  4,016   138,213 SH     Sole             138,213
ArvinMeritor           COM    043353101  1,188    83,156 SH     Sole              83,156
Bristol-Myers Squibb   COM    110122108    228     4,100 SH     Sole               4,100
Caterpillar            COM    149123101  2,828    63,136 SH     Sole              63,136
Central Parking        COM    154785109  2,581   184,458 SH     Sole             184,458
CenturyTel             COM    156700106  2,830    84,478 SH     Sole              84,478
Certegy                COM    156880106  1,172    45,137 SH     Sole              45,137
Cisco Systems          COM    17275R102  2,257   185,340 SH     Sole             185,340
Citigroup              COM    172967101  3,589    88,613 SH     Sole              88,613
Claire's Stores        COM    179584107  1,592   125,863 SH     Sole             125,863
Clear Channel          COM    184502102  2,172    54,643 SH     Sole              54,643
Dana                   COM    235811106  1,744   111,789 SH     Sole             111,789
Dollar General         COM    256669102  2,026   173,153 SH     Sole             173,153
Equifax                COM    294429105  1,987    90,724 SH     Sole              90,724
Ericsson Comm          COM    294821608    178    51,071 SH     Sole              51,071
Fannie Mae             COM    313586109  1,200    14,989 SH     Sole              14,989
Freddie Mac            COM    313400301  2,708    41,666 SH     Sole              41,666
Gillette               COM    375766102  2,532    84,974 SH     Sole              84,974
H.J. Heinz             COM    423074103  2,118    50,256 SH     Sole              50,256
Hasbro                 COM    418056107  2,768   197,745 SH     Sole             197,745
Hewlett-Packard        COM    428236103  1,066    66,224 SH     Sole              66,224
Honeywell              COM    438516106  1,237    46,845 SH     Sole              46,845
Intel                  COM    458140100  1,855    90,959 SH     Sole              90,959
Interpublic Group      COM    460690100  1,894    92,830 SH     Sole              92,830
ITXC                   COM    45069F109    102    39,821 SH     Sole              39,821
Johnson & Johnson      COM    478160104  1,867    33,698 SH     Sole              33,698
Korn/Ferry             COM    500643200  1,005   121,850 SH     Sole             121,850

Leggett & Platt        COM 524660107 2,829 145,102 SH  Sole        145,102
McDonald's             COM 580135101 2,539  93,534 SH  Sole         93,534
Merck                  COM 589331107 4,491  67,436 SH  Sole         67,436
Newell Rubbermaid      COM 651229106 4,013 176,715 SH  Sole        176,715
Nokia                  COM 654902204 3,323 212,330 SH  Sole        212,330
Pharmanetics           COM 71713J107 1,815 259,321 SH  Sole        259,321
Qualcomm               COM 747525103   663  13,944 SH  Sole         13,944
Servicemaster          COM 81760N109 4,036 363,970 SH  Sole        363,970
Sherwin-Williams       COM 824348106 1,929  86,825 SH  Sole         86,825
Tellabs                COM 879664100   184  18,600 SH  Sole         18,600
Union Planters         COM 908068109 1,956  45,595 SH  Sole         45,595
United States Cellular COM 911684108   285   5,765 SH  Sole          5,765